Condensed Consolidated Interim Statement of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Profit or loss [abstract]
Revenue	$ 13,147	$ 0	$ 16,907	$ 0
Cost of product sales	(502)	0	(623)	0
Research and development expenses	(36,805)	(32,155)	(115,510)	(93,480)
Selling and marketing expenses	(17,045)	(6,116)	(46,177)	(12,748)
General and administrative expenses	(16,587)	(14,157)	(53,536)	(35,034)
Total operating expense	(70,939)	(52,428)	(215,846)	(141,262)
Loss from operations	(57,792)	(52,428)	(198,939)	(141,262)
Other (expense) income
Other (expense) income	(203)	145	190	423
Convertible loans, derivatives, change in fair value (expense) income	(6,943)	33,868	16,279	(45,393)
Borrowings, Deferred Financing Costs	0	0	148	1,571
Share of results with joint venture	(2,210)	0	(3,906)	0
Financial income	16	163	46	732
Financial expense	(4,265)	(1,940)	(8,820)	(2,879)
Exchange differences (loss) income	(7)	(139)	145	(210)
Total other (expense) income	(13,612)	32,097	3,786	(48,898)
Loss before taxes	(71,404)	(20,331)	(195,153)	(190,160)
Income tax (expense) benefit	(145)	3	(492)	(201)
Net loss	(71,549)	(20,328)	(195,645)	(190,361)
Net loss attributable to:
Owners of the parent	$ (71,549)	$ (20,328)	$ (195,645)	$ (190,361)
Net loss per share
Net loss per share, basic (in USD per share)	$ (0.93)	$ (0.29)	$ (2.55)	$ (3.09)
Net loss per share, diluted (in dollars per share)	$ (0.93)	$ (0.29)	$ (2.55)	$ (3.09)